GOF P-9
                          SUPPLEMENT DATED MAY 28, 2008
                           TO THE CURRENTLY EFFECTIVE
                                   PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

                            Franklin Strategic Series
                         Franklin Strategic Income Fund

                       Franklin Investors Securities Trust
                    Franklin Low Duration Total Return Fund
                           Franklin Total Return Fund

                        Templeton Global Investment Trust
                              Templeton Income Fund

                             Templeton Income Trust
                           Templeton Global Bond Fund
                        Templeton International Bond Fund

I. For Franklin Strategic Income Fund, the paragraph in the "Goals and Strategies - Main Investment Strategies" section beginning with "Derivative instruments..." is revised to read as follows:

Derivative investments may be used to help manage interest rate risks, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Fund may also, from time to time, enter into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.


II. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the paragraph in each Fund's "Goals and Strategies - Main Investment Strategies" section beginning with "In order to effectively manage..." is revised to read as follows:

In order to effectively manage cash flows in or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Fund may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the markets.

The Fund may also, from time to time, enter into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.


In addition, the Fund may invest in swap agreements which may include interest rate, total return, currency and credit default swaps. Swap agreements are contracts between the Fund and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments.

III. For Templeton Income Fund, the last sentence of the paragraph beginning "When searching for debt securities..." in the "Goals and Strategies - Main Investment Strategies" section is deleted and the following is added after the referenced paragraph:

The Fund may, from time to time, enter into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.



IV. For Templeton Global Bond Fund and Templeton International Bond Fund, the paragraph beginning "The Fund may also enter into currency futures..." in the "Goals and Strategies - Main Investment Strategies" section is deleted and preceding paragraph is revised to read as follows:

The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

V. For each Fund, the following paragraph is amended or added to the "Foreign Securities" section under "Main Risks":

Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.


               Please keep this supplement for future reference.





GOF SA-6
                          SUPPLEMENT DATED MAY 28, 2008
                           TO THE CURRENTLY EFFECTIVE
                       STATEMENT OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

                            Franklin Strategic Series
                         Franklin Strategic Income Fund

                       Franklin Investors Securities Trust
                     Franklin Low Duration Total Return Fund
                           Franklin Total Return Fund

                        Templeton Global Investment Trust
                              Templeton Income Fund

                             Templeton Income Trust
                           Templeton Global Bond Fund
                        Templeton International Bond Fund

The Statement of Additional Information is amended as follows:

The sections entitled "Foreign currency transactions," "Foreign currency exchange contracts," "Options on foreign currencies" and "Foreign currency futures," as the case may be, is replaced with the following:

Foreign currency hedging transactions For the purpose of hedging, efficient portfolio management and/or enhancement of returns, the Fund may also, from time to time, enter into forward contracts including currency forwards, cross currency forwards (each of which may result in net short currency exposures), options on currencies or financial and index futures contracts. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The successful use of these transactions will usually depend on the manager's ability to forecast accurately currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in these transactions; for example, the Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Forward foreign currency contracts and cross currency forward contracts. A forward contract is an obligation to purchase or sell a specific currency or multinational currency unit for an agreed price at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The Fund may either accept or make delivery of the currency specified at the maturity of a forward or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually affected with the counterparty to the original forward contract.

The Fund may enter into a forward contract, for example, when it purchases or sells a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security. Thus, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Similarly, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. The Fund may also purchase and sell forward contracts for efficient portfolio management purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value.

In addition, when the Fund believes that a foreign currency may experience a substantial movement against another foreign currency it may enter into a forward contract to buy or sell, as appropriate, an amount of the foreign currency either: a) approximating the value of some or all of its portfolio securities denominated in such foreign currency (this investment practice generally is referred to as "cross-hedging"); or b) necessary to derive a level of additional income or return that the Fund's manager seeks to achieve for the Fund. In connection with the Fund's forward contracts, an amount of its assets equal to the amount of the purchase will be segregated on the books of the Fund or its custodian to be used to pay for the commitment. Accordingly, at the time the Fund initially enters into a forward contract, it will have liquid assets available in an amount equal to 102% of the Fund's commitments under its forward contracts to limit any potential risk. These assets are marked-to-market daily and, if the asset coverage falls below 100% of the Fund's commitments, the Fund will increase the aggregate value of the assets to ensure that the assets are at least equal to 102% of the amount of the Fund's commitments under its forward contracts. The Fund may also cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency).

Although the Commodity Futures Trading Commission does not currently regulate these contracts, it may in the future assert such regulatory authority. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. The Fund generally will not enter into a forward contract with a term greater than one year.

Options on foreign currencies. The Fund may purchase and write put and call options on foreign currencies. If used for hedging purposes, as is the case with other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute a more effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to its position, the Fund may forfeit the entire amount of the premium paid plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter. Over-the-counter forwards and related options may be considered illiquid securities and would be subject to the Fund's investment restriction with respect to illiquid securities.

All options written by the Fund will be "covered." For more information about the mechanics of purchasing, writing and covering options, see "Exchange-traded options on securities and futures", "OTC options on securities, indices and futures" (as the case may be) under "Derivative securities" above. It is anticipated that the Fund's investments would generally not exceed 20% of its assets in forward contracts, using notional amounts and calculating forward contracts on the same basis as the asset segregation requirement.

Foreign currency futures. The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies (foreign currency futures). A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. This investment technique may be used to achieve the same investment goals as forward foreign currency contracts.

The Fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are affected on the exchange on which the contract was entered into (or on a linked exchange).

All futures in which the Fund participates may be subject to "margin" and coverage requirements. For more information about the mechanics of participating in futures, see "Futures contracts" and under "Derivative securities" above.

The Fund may also enter into options on foreign currency futures. See "Exchange-traded options on securities and futures", "OTC options on securities, indices and futures", or "Options on Futures" (as the case may be) for more information about options on futures.


      Please keep this supplement for future references.